Share based compensation - Recognition of stock-based compensation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense allocated	$ 4,283,330	$ 93,466	$ 4,655,028	$ 182,269
Unrecognized compensation costs expected to be recognized	9,117,887		9,117,887
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense allocated	4,094,549	50,881	4,438,583	117,469	$ 332,065	$ 321,087
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense allocated	$ 188,781	$ 42,585	$ 216,445	$ 64,800	$ 398,340	$ 112,823